Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

6.  Cash, cash equivalents and restricted cash

As of December 31, 2023 and 2022 this caption is comprised as follow:

	2023		2022
Cash in banks	US$	117,764	US$	77,224
Cash on hand		850		425
Short-term investments (Highly liquid investments/ cash equivalent)		642,604		627,331
Restricted funds held in trust related to debt service reserves		12,936		6,873
Total cash, cash equivalents and restricted cash	US$	774,154	US$	711,853

As of December 31, 2023 and 2022, the Company recorded a portion of advance ticket sales by an amount of US$12,936 and US$6,873, respectively, as a restricted fund (Note 1e). The restricted funds held in Trusts are used to constitute the debt service reserves and cannot be used for purposes other than those established in the contract of the Trust.